Financial Instruments	6 Months Ended
Jun. 30, 2024
Text Block [Abstract]
Financial Instruments
16. Financial Instruments
Set out below are the carrying amounts and fair values of the Group’s financial instruments that are carried in the unaudited interim condensed consolidated financial statements.

	Carrying amount per measurement category
	Financial assets		Financial liabilities
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 16	June 30, 2024
Current/non-current assets
Cash and cash equivalents	—	158,143	—	—	—	158,143
Short-term deposits*	—	372,964	—	—	—	372,964
Accounts receivables	—	2,811	—	—	—	2,811
Other current/non-current assets*	—	8,187	—	—	—	8,187
Current/non-current liabilities
Accounts payables	—	—	—	18,791	—	18,791
Other current liabilities	—	—	—	50	—	50
Liabilities for warrants	—	—	18,598	—	—	18,598
Lease liabilities	—	—	—	—	17,413	17,413

Total	—	542,105	18,598	18,841	17,413	—

	Carrying amount per measurement category
	Financial assets		Financial liabilities
(Euros in thousands)	At fair value through profit and loss	At amortized cost	At fair value through profit and loss	At amortized cost	IFRS 16	December 31, 2023
Current/non-current assets
Cash and cash equivalents	—	218,472	—	—	—	218,472
Short-term deposits*	—	207,423	—	—	—	207,423
Accounts receivables	—	4,093	—	—	—	4,093
Other current/non-current assets*	—	4,552	—	—	—	4,552
Current/non-current liabilities
Accounts payables	—	—	—	24,280	—	24,280
Other current liabilities	—	—	—	50	—	50
Liabilities for warrants	—	—	18,993	—	—	18,993
Lease liabilities	—	—	—	—	15,402	15,402

Total	—	434,540	18,993	24,330	15,402	—

*	“Short-term deposits” are classified within the balance sheet item “Other financial assets”. Other current/non-current assets comprise mainly of accrued interest and deposits.
The book value of financial assets and liabilities other than lease liabilities and liabilities for warrants represent a reasonable approximation of the fair value.
Liabilities for warrants are comprised of the Immatics Warrants issued to investors with a cashless exercise mechanism as a current liability which the Company accounted for according to provisions of IAS 32. The Company measures the warrants at fair value by using the closing price of warrants at Nasdaq. The warrants are measured in each reporting period. Changes in the fair value are recognized in the Company’s Consolidated Statement of Loss as financial income or expenses, as appropriate. The warrants are classified as Level 1 of the fair value hierarchy. The maturity of the liabilities for warrants is dependent on the development of the share price as well as the decisions by the Immatics Warrants holders.